FORM 13F COVER PAGE

Report for the Calendar Quarter ended:  June 30,2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      July 16,2007


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                       Cheswick Wright Wealth Management
                                                                 FORM 13F
                                                                 30-Jun-07

                                                         Form 13F Information Table                          Voting Authority
                                   Title                 --------------------------                       ----------------------
                                   of                      Value     Shares/   Sh/  Put/ Invstmt   Other
Name Of Issuer                     Class       CUSIP       (x$1000)  Prn Amt   Prn  Call Dscretn   Mgr    Sole   Shared    None
-------------------------          -----     ---------   ---------  --------  ----- ---- -------- -----  ------  -------  ------


COMMON STOCK
------------
3M Co.                             COM       88579y101        1,477    17,019   SH         SOLE            3,024     0     13,995
AT&T Inc                           COM       00206r102        1,596    38,455   SH         SOLE           33,512     0      4,943
Abbott Laboratories                COM       002824100        2,721    50,814   SH         SOLE            5,760     0     45,054
Adobe Sysrems                      COM       00724f101          750    18,685   SH         SOLE                0     0     18,685
Air Products & Chemicals           COM       009158106          267     3,325   SH         SOLE            3,020     0        305
Akami Technologies                 COM       00971t101          354     7,280   SH         SOLE                0     0      7,280
Alcoa Inc                          COM       013817101          243     5,990   SH         SOLE            5,435     0        555
Allergan                           COM       018490102        2,043    35,440   SH         SOLE                0     0     35,440
Altria Group Inc                   COM       02209s103          485     6,910   SH         SOLE            2,655     0      4,255
American Express Co.               COM       025816109        2,949    48,212   SH         SOLE            9,380     0     38,832
Amer Intl Group Inc                COM       026874107        8,577   122,481   SH         SOLE            6,151     0    116,330
Ameriprise Financial               COM       03076c106          491     7,726   SH         SOLE                0     0      7,726
Amgen Inc                          COM       031162100        4,178    75,575   SH         SOLE            3,887     0     71,688
Amphenol Corp.                     COM       032095101          329     9,235   SH         SOLE                0     0      9,235
Apple Inc.                         COM       037833100        1,345    11,050   SH         SOLE                0     0     11,050
Bank Of America Corp               COM       060505104        2,769    56,633   SH         SOLE           23,083     0     33,550
Berkshire Hathaway Class B         COM       084670207          353        98   SH         SOLE                0     0         98
CBS Corp-Cl B                      COM       124857202          659    19,771   SH         SOLE           18,062     0      1,709
Caterpillar Inc                    COM       149123101          654     8,350   SH         SOLE            7,410     0        940
Chevron Corp                       COM       166764100        1,297    15,397   SH         SOLE           13,292     0      2,105
Cisco System Inc                   COM       17275r102       10,844   389,378   SH         SOLE           20,727     0    368,651
Citigroup Inc                      COM       172967101       17,451   340,248   SH         SOLE           17,812     0    322,436
Coach Inc.                         COM       189754104        2,069    43,660   SH         SOLE                0     0     43,660
Coca Cola Co.                      COM       191216100        3,767    72,032   SH         SOLE            5,722     0     66,310
Computer Sciences Corp             COM       205363104          452     7,650   SH         SOLE            6,960     0        690
ConocoPhillips                     COM       20825c104          863    11,000   SH         SOLE            2,440     0      8,560
Costco Wholesale Corp              COM       22160k105          369     6,299   SH         SOLE            5,714     0        585
Danaher Corp.                      COM       235851102        3,989    52,830   SH         SOLE                0     0     52,830
Edwards A.G. Inc                   COM       281760108          214     2,535   SH         SOLE            2,535     0          0
Exelon Corp                        COM       30161n101          553     7,617   SH         SOLE            6,977     0        640
Exxon Mobil Corp                   COM       30231g102        9,829   117,179   SH         SOLE           17,329     0     99,850
Fannie Mae                         COM       313586109          732    11,200   SH         SOLE                0     0     11,200
Firstenergy Corp                   COM       337932107          227     3,502   SH         SOLE            3,212     0        290
Fiserve Inc.                       COM       337738108        2,074    36,510   SH         SOLE                0     0     36,510
Freddie Mac                        COM       313400301          309     5,100   SH         SOLE                0     0      5,100
Genentech Inc.                     COM       368710406          984    13,010   SH         SOLE                0     0     13,010
General Electric Co.               COM       369604103        2,403    62,781   SH         SOLE           12,997     0     49,784
Goldman Sachs Group Inc            COM       38141g104        6,432    29,675   SH         SOLE            1,040     0     28,635
Hewlett-Packard Co.                COM       428236103        1,146    25,704   SH         SOLE           16,508     0      9,196
Home Depot Inc                     COM       437076102          445    11,305   SH         SOLE            9,902     0      1,403
Honeywell Intl Inc                 COM       438516106          474     8,420   SH         SOLE            7,090     0      1,330
I B M                              COM       459200101        1,099    10,445   SH         SOLE            6,445     0      4,000
Illinois Tool Works                COM       452308109          324     5,979   SH         SOLE            5,454     0        525
Intel Corp                         COM       458140100        8,399   353,823   SH         SOLE           26,217     0    327,606
JP Morgan Chase & Co.              COM       46625h100          672    13,872   SH         SOLE           12,682     0      1,190
Johnson & Johnson                  COM       478160104       18,234   295,911   SH         SOLE            8,120     0    287,791
Lehman Brothers Holdings           COM       524908100        3,724    49,130   SH         SOLE                0     0     49,130
McDonalds Corp                     COM       580135101          777    15,312   SH         SOLE           13,682     0      1,630
McGraw-Hill Co.                    COM       580645109          290     4,268   SH         SOLE                0     0      4,268
Medis Technologies                 COM       58500p107          408    27,800   SH         SOLE                0     0     27,800
Medtronic Inc                      COM       585055106        2,126    41,008   SH         SOLE            8,977     0     32,031
Metlife Inc                        COM       59156r108          438     6,800   SH         SOLE            6,095     0        705
Microchip Technology               COM       595017104          364     9,825   SH         SOLE                0     0      9,825
Microsoft Corp                     COM       594918104       13,998   475,004   SH         SOLE           22,418     0    452,586
Molson Coors Brewing Co-B          COM       60871r209          331     3,580   SH         SOLE            3,250     0        330
Morgan St Dean Witter Discover & COCOM       617446448          643     7,666   SH         SOLE            7,047     0        619
Nordic American Tanker             COM       G65773106          272     6,650   SH         SOLE                0     0      6,650
Paccar Inc                         COM       693718108          230     2,644   SH         SOLE            2,231     0        413
Pepsico Inc                        COM       713448108        1,292    19,928   SH         SOLE            7,580     0     12,348
Pfizer Inc                         COM       717081103        5,637   220,427   SH         SOLE           29,532     0    190,895
Procter & Gamble                   COM       742718109        3,041    49,697   SH         SOLE            6,910     0     42,787
Sabine Royalty Trust               COM       785688102          371     8,845   SH         SOLE                0     0      8,845
San Juan Basin Royalty Trust       COM       798241105          717    22,550   SH         SOLE                0     0     22,550
Schlumberger Ltd                   COM       806857108        4,769    56,149   SH         SOLE            7,264     0     48,885
Sigma-Aldrich                      COM       826552101        1,098    25,742   SH         SOLE            5,569     0     20,173
Staples Inc                        COM       855030102          282    11,876   SH         SOLE           10,829     0      1,047
Starbucks Corp.                    COM       855244109          721    27,495   SH         SOLE                0     0     27,495
State Street Corp.                 COM       857477103        1,354    19,792   SH         SOLE                0     0     19,792
Stericycle Inc.                    COM       858912108        3,342    75,180   SH         SOLE                0     0     75,180
Suncor Energy                      COM       867229106        5,075    56,440   SH         SOLE                0     0     56,440
Synovus Financial Corp             COM       87161c105       17,121   557,691   SH         SOLE          557,191     0        500
Target Corp                        COM       87612e106          625     9,822   SH         SOLE            8,987     0        835
Time Warner Inc                    COM       887317105          302    14,370   SH         SOLE           13,090     0      1,280
Transocean Inc.                    COM       G90078109        4,913    46,360   SH         SOLE                0     0     46,360
TXU Corp.                          COM       873168108          348     5,180   SH         SOLE                0     0      5,180
United Health Group Inc            COM       91324p102          638    12,484   SH         SOLE           11,529     0        955
United Parcel Service              COM       911312106          250     3,425   SH         SOLE            2,932     0        493
United Technologies                COM       913017109          837    11,804   SH         SOLE            7,579     0      4,225
Varan Medical                      COM       92220p105        5,986   140,810   SH         SOLE                0     0    140,810
Wellpoint Inc                      COM       94973v107          467     5,855   SH         SOLE            5,350     0        505
Wells Fargo Company                COM       949746101       16,101   457,812   SH         SOLE           13,323     0    444,489
Zimmer Holdings                    COM       98956p102        1,403    16,525   SH         SOLE                0     0     16,525
                                                            --------
Total Common Stock                                          228,182


ADRS
-----
Canadian Nat Res Ltd                         136385101          288     4,340   SH         SOLE                0     0      4,340
Teva Pharmaceuticals                         881624209        4,668   113,160   SH         SOLE                0     0    113,160
Toyota Motors                                892331307        1,901    15,105   SH         SOLE                0     0     15,105
                                                             -------
Total ADRS                                                    6,857
                                                            --------
GRAND TOTAL                                                 235,039
                                                           =========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   85
Form 13F Information Table Value Total:             $235,039



List of Other Included Managers:            NONE